Analysis of performance by segment - Performance measure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity-type securities
Financial investments	$ 144,048	$ 168,479
Insurance operations
Analysis of operating segments
Unamortised interest-related realised gains related to previously sold bonds	(98)	515	$ 525
Insurance operations | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	$ 7,089	$ 6,073
Insurance operations | Non-linked shareholder-backed | Direct equities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	8.70%	7.30%	5.80%
Insurance operations | Non-linked shareholder-backed | Direct equities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	16.90%	16.90%	16.90%
Insurance operations | Non-linked shareholder-backed | Collective investment schemes | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	3.50%	3.60%	3.70%
Insurance operations | Non-linked shareholder-backed | Collective investment schemes | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	10.70%	11.00%	11.30%